As filed with the Securities and Exchange Commission on August 1, 2012

Registration Nos.

333-150092

811-05563

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 15	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 331	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF

PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-7286

(Depository’s Telephone Number, including Area Code)

Charlene Grant

Assistant Vice President

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☑	on August 6, 2012 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: interests in the Separate Account under Pacific Select Exec IV and Pacific Select Exec V Flexible Premium Variable Life Insurance Policies.

Filing fee: None

PROSPECTUS

(Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0000950123-12-006370 filed on April 23, 2012 and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION

(Included in Registrant’s Form N-6, File No. 333-150092, Accession No. 0000950123-12-006370 filed on April 23, 2012 and incorporated by reference herein.)

Supplement Dated August 6, 2012 To The Prospectus Dated May 1, 2012

For The Pacific Select Exec V Flexible Premium Variable Life Insurance Policy Issue By Pacific Life Insurance Company

Terms used in this supplement are defined in the prospectus referred to above unless otherwise defined herein. "We," "us" or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Policy Owner. This supplement must be preceded or accompanied by the Pacific Select Exec V prospectus.

The following disclosure is added to the Policy Benefits – Optional Riders section:

Premier Living Benefits Rider (Accelerated Death Benefit Rider for Chronic Illness)

Provides the Policy Owner with prepayment of a portion of the Death Benefit (the “Chronic Illness Benefit” or “Benefit”) when we receive written proof that the Insured has been certified as a Chronically Ill Individual and has met the terms and conditions described in the Rider.

There is no additional cost for the rider. However, if you choose to exercise the Rider, at the time we pay the Rider Benefit, we will reduce your Policy’s Death Benefit by an amount greater than the Benefit payment itself, as described in the Rider. Other Policy values, including but not limited to, Surrender Value, Accumulated Value and Face Amount will be reduced pro rata.

You may opt out of the Rider at any time after the Policy is issued. There is no charge for opting out of the Rider.

Rider Terms

Activities of Daily Living – include the following self-care functions:

•	Bathing oneself

•	Continence

•	Dressing oneself

•	Feeding oneself

•	Getting oneself to and from the toilet

•	Transferring oneself into or out of a bed, chair or wheelchair.

Annual Per Diem Limitation – the Per Diem Limitation declared by the Internal Revenue Service on the date the Chronic Illness Benefit Proceeds are effective, multiplied by the Maximum Per Diem Limit Percentage, then multiplied by 365.

Chronically Ill Individual – an Insured who has been certified in writing as:

•	Being permanently unable to perform at least two Activities of Daily Living without hands-on or standby assistance from another individual; or

•	Requiring continual supervision by another person for protection from threats to the Insured’s health or safety as described in the Rider.

Initial Eligible Amount – the lesser of the Maximum Lifetime Accelerated Death Benefit or the Death Benefit on the effective date of the initial request for the Benefit.

Licensed Physician – a physician licensed and residing in the United States. The Licensed Physician cannot be you or an immediate family member.

Maximum Lifetime Accelerated Death Benefit – the maximum amount of Death Benefit that you can accelerate under the Premier Living Benefits Rider during the Insured’s lifetime, as shown in the Policy Specifications.

Eligibility Conditions

To receive the Rider Benefit, you must satisfy the following conditions:

•

You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Chronically Ill Individual;

•	Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

•	The Chronically Ill Individual’s illness must not be the result of attempted suicide or intentionally self-inflicted injury.

We will pay the Benefits immediately after we receive written proof that the Insured is a Chronically Ill Individual who meets the conditions described in the Rider.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

The Rider at Exercise

You may request the Rider Benefits once per twelve-month period. Your Written Request should include:

•	The Benefit amount requested; and

•	Your selection of an annual payment or monthly payments. If your request does not specify a payment option, we will pay the Benefit as an annual payment.

If you elect to receive an annual payment, we will provide you with one lump-sum payment. Your request for an annual payment cannot be less than $5,000, and can never be greater than the Maximum Annual Benefit Amount. The Maximum Annual Benefit Amount is the lesser of:

•	The Annual Per Diem Limitation; or

•	The Reduction Factor times the Eligible Accelerated Annual Death Benefit The Reduction Factor is equal to (a) + (b) ÷(c) where

(a)	is 100% of the Policy’s Cash Surrender Value;

(b)	is the Chronic Illness Risk Factor times the result of the Death Benefit minus the greater of zero or the Policy’s Accumulated Value; and

(c)	is the Death Benefit.

The Eligible Accelerated Annual Death Benefit is the lesser of:

•	24% of the Initial Eligible Amount; or

•	The excess of the Maximum Lifetime Accelerated Death Benefit over the Total Accelerated Death Benefit; or

•	The Death Benefit.

The Chronic Illness Risk Factor is based on the Insured’s Age, gender and Risk Class, as well as the Accelerated Death Benefit Interest Rate and a mortality table for disabled lives we declare.

The Accelerated Death Benefit Interest Rate will not exceed the greater of:

•	the current yield on the 90-day Treasury bill; or

•	the maximum fixed annual rate of 8% in arrears or a variable rate determined in accordance with the National Association of Insurance Commissioners Policy Loan Interest Rate Model.

When you exercise the Rider, we will send you a statement demonstrating the effect of exercising the Rider on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

At the time of each Benefit payment, we will:

•

Verify that the Policy is not in the Grace Period. If it is in the Grace Period, we will reduce the Benefit payment by the amount needed to pay any Monthly Deduction required to keep the Policy in Force;

•	Limit the Benefit to the Maximum Annual or Maximum Monthly Benefit Amount, as applicable;

•	Calculate the amount payable upon request under this Rider (the “Chronic Illness Benefit Proceeds”);

•	Reduce the Policy and Rider values as described in the Rider; and

•

Send you an endorsement to the Policy, which will include a statement of the effect of the Benefit payment on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

If your Policy has an accidental death rider, the accidental death benefit amount is not eligible for acceleration under this Rider.

Your Policy After Exercising the Rider

When you exercise the Rider and we make a Benefit payment, the following values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

•	the Total Face Amount;

•	the Accumulated Value;

•	the Surrender Charge for each Coverage Layer;

•	For Policies with Death Benefit Option C, the sum of the premiums less withdrawals; and

•	For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

The Acceleration Percentage equals (a ÷ b) where:

a = the Chronic Illness Benefit; and

b = the Reduction Factor multiplied by the Death Benefit on the date of each benefit payment.

If you have allocations to the Fixed Options, the sum of your Policy’s Fixed Account Values will be reduced by an amount equal to the Acceleration Percentage multiplied by the Fixed Account Values prior to the Benefit payment.

We will reduce your Policy Debt, Loan Account and Loan Account Value on the date of a Benefit payment by an amount equal to their respective values prior to the Benefit payment multiplied by the Acceleration Percentage.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following a Benefit payment.

Your Policy’s Alternate Accumulated Value, if any, will be reduced by an amount equal to the Acceleration Percentage multiplied by the Alternate Accumulated Value prior to a Benefit payment.

Your Policy’s Cash Surrender Value and Net Cash Surrender Value following a Benefit payment will be calculated according to the terms of the Policy.

Other Effects on the Policy

After we make the initial Benefit payment under the Rider:

•	You can change your Death Benefit Option, but only to Death Benefit Option A;

•	We will not allow any requested increases in benefits under the Policy or any Riders; and

•	We will discontinue the Automated Income Option or any other systematic distribution program in effect.

The Riders After Exercising the Premier Living Benefits Rider

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. The charges may be affected by the reduction in benefits and policy values. In addition:

•	Face Amounts for any term insurance rider on the Insured will be reduced as the Policy’s Total Face Amount is reduced;

•	For any no-lapse guarantee rider using no lapse guarantee premiums, the no-lapse premium will be reduced on the date of each benefit payment;

•	For policies with overloan protection riders, the riders will terminate at the time the first Benefit proceeds are paid;

•

For policies with any minimum earnings benefit riders, Alternate Accumulated Value will be reduced by an amount equal to the Alternate Accumulated Value prior to the Benefit payment multiplied by the Acceleration Percentage;

•	For policies for with an indexed fixed account, the sum of the Policy’s Fixed, Variable and Indexed Accumulated Values will be reduced on the date of the claim for Benefits.

Accelerated Death Benefits may affect your eligibility for, or amount of, other benefits provided by federal, state or local government. Payments of Accelerated Death Benefits provided by the Rider are intended to qualify as death benefits under section 101(g) of the Tax Code. You should consult with your personal tax advisor before requesting any accelerated death benefit payments.

The Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

•	Your Written Request;

•	Acceleration of any part of the Policy’s Death Benefit because of the Insured’s terminal illness;

•	When you have accelerated the maximum amount of Death Benefit that can be accelerated under the Rider, as shown in the Policy Specifications;

•	Exercise of an overloan protection rider;

•	When the Rider or the Policy terminate; or

•	When you notify us of the Insured’s death.

If your Policy lapses and is reinstated, you may reinstate the Rider.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit, cost of insurance charges and other Policy values. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

Accelerated Death Benefit Rider for Terminal Illness

Provides the Policy Owner with prepayment of a portion of the Death Benefit (the “Terminal Illness Benefit” or “Benefit”) when we receive written proof that the Insured has been certified by a Licensed Physician as having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less.

There is no additional cost for the rider. However, if you choose to exercise the Rider, at the time we pay the Rider Benefit, we will reduce your Policy’s Death Benefit by an amount greater than the Benefit payment itself, as described in the Rider. Other Policy values, including but not limited to, Surrender Value, Accumulated Value and Face Amount will be reduced pro rata.

You may opt out of the Rider at any time after the Policy is issued. There is no charge for opting out of the Rider.

Rider Terms

Eligible Coverage – the portion of the Policy Face Amount that will qualify for determining the Terminal Illness Benefit under the Terminal Illness Benefit Rider. Your Policy’s Eligible Coverage is listed in the Policy Specifications under the Terminal Illness Rider. It does not include any insurance on the life of anyone other than the Insured and any other rider on the Insured.

Licensed Physician – a physician licensed and residing in the United States. The Licensed Physician cannot be you or an immediate family member.

Terminally Ill Individual – an Insured who has been certified in writing as having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less.

Eligibility Conditions

To receive the Rider Benefits, you must satisfy the following conditions:

•

You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Terminally Ill Individual;

•	Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

•	The Terminally Ill Individual’s illness must not be the result of attempted suicide or intentionally self-inflicted injury;

•	If your Policy is a last survivor policy, it will only be eligible for a Terminal Illness Benefit after the death of the first Insured and only if the survivor is a Terminally Ill Individual.

The Terminal Illness Benefit will be payable when we receive written certification from a Licensed Physician that the Insured is a Terminally Ill Individual and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Physician, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

The Terminal Illness Benefit will not be payable if the law requires the Benefit to meet creditor claims or a government agency requires the Benefit for application or maintenance of a government benefit or entitlement.

The Premier Living Benefits Rider will terminate when we receive a Written Request for the Terminal Illness Benefit under this Rider.

If your Policy has an accidental death benefit rider, the accidental death benefit amount is not eligible for acceleration under the terms of this Rider.

The Rider at Exercise

You may submit your Written Request for benefits under the Rider, including the amount of Terminal Illness Benefit requested, when the Insured qualifies as a Terminally Ill Individual and meets the eligibility conditions.

When we make the benefit payment we will:

•	Limit the benefit to the lesser of 75% of the Eligible Coverage or $250,000;

•	Calculate the Terminal Illness Benefit Proceeds, as described below; and

•	Reduce Policy and Rider values.

Calculating the Benefit Under the Rider

The Terminal Illness Benefit Proceeds is the amount payable under the Rider. It is a one-time payment equal to the Terminal Illness Benefit multiplied by (a) and reduced by (b) and (c) where:

(a)	the Terminal Illness Reduction Factor;

(b)	Policy Debt multiplied by the Acceleration Percentage; and

(c)	a processing charge, guaranteed not to exceed $100.

If the Insured dies within 30 days of payment of the Terminal Illness Benefit Proceeds, we will refund the amounts defined in (a) and (c) above.

The Terminal Illness Reduction Factor is equal to (a) x (b) where:

(a)	equals 1; and

(b)	equals 1 plus the Accelerated Death Benefit Interest Rate.

The Accelerated Death Benefit Interest Rate will not exceed the greater of:

•	the current yield on the 90-day Treasury Bill; or

•	the maximum fixed annual rate of 8% in arrears or a variable rate determined in accordance with the National Association of Insurance Commissioners Policy Loan Interest Rate Model.

We pay the Terminal Illness Benefit as a lump sum. It is guaranteed never to be less than $500 or 25% of your Policy’s Face Amount. We will pay the Terminal Illness Proceeds once per Policy.

If you send us Written Notice that the Insured has died before we have paid the Terminal Illness Benefit, we will not make the payment. However, if we pay the Terminal Illness Benefit before we receive Written Notice of the Insured’s death, the payment will be effective and we will reduce the Death Benefit Proceeds payable under the Policy.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

When you exercise the Rider, we will send you a statement demonstrating the effect of exercising the Rider on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

At the time of each Benefit payment, we will:

•	Calculate the amount payable upon request under this Rider (the “Terminal Illness Benefit Proceeds”);

•	Reduce the Policy and Rider values as described in the Rider; and

•

Send you an endorsement to the Policy, which will include a statement of the effect of the Benefit payment on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

If your Policy has an accidental death rider, the accidental death benefit amount is not eligible for acceleration under the Rider.

If you request another transaction on the same day as a Terminal Illness Benefit is paid, we will process the Terminal Illness Benefit Proceeds after we have processed the other requested transactions.

Your Policy After Exercising the Rider

When you exercise the Rider and we make a Benefit payment, Policy values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

•	the Total Face Amount;

•	the Accumulated Value;

•	For Policies with Death Benefit Option C, the sum of the premiums less withdrawals; and

•	For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

The Acceleration Percentage equals (a ÷ b) where:

a = the Terminal Illness Benefit; and

b = the Eligible Coverage on the date of each Benefit payment.

Your Policy’s Total Face Amount will be reduced by an amount equal to the Acceleration Percentage multiplied by the Total Face Amount prior to the benefit payment.

The Policy’s Death Benefit and Accumulated Value will continue to be calculated in accordance with the terms of the Policy.

If you have allocations to the Fixed Options, the sum of your Policy’s Fixed Account Values will be reduced by an amount equal to the Acceleration Percentage multiplied by the Fixed Account Values prior to the Benefit payment.

We will reduce your Policy Debt, Loan Account and Loan Account Value on the date of a Benefit payment by an amount equal to their respective values prior to the Benefit payment multiplied by the Acceleration Percentage.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following the Benefit payment.

Your Policy’s Cash Surrender Value and Net Cash Surrender Value following the Benefit payment will be calculated according to the terms of the Policy.

The Riders After Exercising the Terminal Illness Rider

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. The charges may be affected by the reduction in benefits and policy values. In addition:

•	Face Amounts for any term insurance rider on the Insured will be reduced as the Policy’s Total Face Amount is reduced;

•	For any no-lapse guarantee rider using no lapse guarantee premiums, the no-lapse premium will be reduced on the date of each Benefit payment;

•	For any no-lapse guarantee rider using no-lapse guarantee value, the no-lapse guarantee value will be reduced on the date of each Benefit payment;

•	For policies with overloan protection riders, the rider will terminate at the time the first Terminal Illness Benefit proceeds are paid;

•

For policies with any minimum earnings benefit riders, Alternate Accumulated Value will be reduced by an amount equal to the Alternate Accumulated Value prior to the benefit payment multiplied by the Acceleration Percentage.

Terminal Illness Benefit Accelerated Death Benefits may affect your eligibility for, or amount of, other benefits provided by federal, state or local government. Payments of Accelerated Death Benefits provided by the Rider are intended to qualify as death benefits under section 101(g) of the Tax Code. You should consult with your personal tax advisor before requesting any accelerated death benefit payments.

The Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

•	Your Written Request;

•	The date the Benefit under the Rider are paid;

•	Exercise of an overloan protection rider;

•	When the Rider or the Policy terminate; or

•	When you notify us of Insured’s death.

If your Policy lapses and is reinstated, you may reinstate the Rider.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit, cost of insurance charges and other Policy values. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

15-40993-00

Supplement Dated August 6, 2012 To The Prospectus Dated May 1, 2012

For The Pacific Select Exec V Flexible Premium Variable Life Insurance Policy Issue By Pacific Life Insurance Company

Terms used in this supplement are defined in the prospectus referred to above unless otherwise defined herein. "We," "us" or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Policy Owner. This supplement must be preceded or accompanied by the Pacific Select Exec V prospectus.

The following disclosure is added to the Policy Benefits – Optional Riders section:

Premier Living Benefits Rider (Accelerated Death Benefit Rider for Chronic Illness)

Provides the Policy Owner with prepayment of a portion of the Death Benefit (the “Chronic Illness Benefit” or “Benefit”) when we receive written proof that the Insured has been certified as a Individual with Chronic Illness and has met the terms and conditions described in the Rider.

There is no additional cost for the rider. However, if you choose to exercise the Rider, at the time we pay the Rider Benefit, we will reduce your Policy’s Death Benefit by an amount greater than the Benefit payment itself, as described in the Rider. Other Policy values, including but not limited to, Surrender Value, Accumulated Value and Face Amount will be reduced pro rata.

You may opt out of the Rider at any time after the Policy is issued. There is no charge for opting out of the Rider.

Rider Terms

Activities of Daily Living – include the following self-care functions:

•	Bathing oneself

•	Continence

•	Dressing oneself

•	Feeding oneself

•	Getting oneself to and from the toilet

•	Transferring oneself into or out of a bed, chair or wheelchair.

Annual Per Diem Limitation – the Per Diem Limitation declared by the Internal Revenue Service on the date the Chronic Illness Benefit Proceeds are effective, multiplied by the Maximum Per Diem Limit Percentage, then multiplied by 365.

Chronic Illness – is a medical condition where the Insured is:

•

Unable to perform (without Substantial Assistance from another individual) at least two Activities of Daily Living due to a loss of functional capacity and the condition is expected to be permanent; or

•	Requires Substantial Supervision to protect the individual from threats to health and safety due to Severe Cognitive Impairment and the condition is expected to be permanent.

Individual with Chronic Illness – means the Insured has been certified in writing by a Licensed Health Care Practitioner to have Chronic Illness. An Individual with Chronic Illness shall not include an Insured who otherwise meets the Chronic Illness requirements unless within the preceding twelve-month period a Licensed Health Care Practitioner has certified that the Insured meets these requirements.

Initial Eligible Amount – the lesser of the Maximum Lifetime Accelerated Death Benefit or the Death Benefit on the effective date of the initial request for the Benefit.

Licensed Physician – a physician licensed and residing in the United States. The Licensed Physician cannot be you or an immediate family member.

Maximum Lifetime Accelerated Death Benefit – the maximum amount of Death Benefit that you can accelerate under the Premier Living Benefits Rider during the Insured’s lifetime, as shown in the Policy Specifications.

Eligibility Conditions

To receive the Rider Benefit, you must satisfy the following conditions:

•

You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Individual with Chronic Illness;

•	Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

•	The illness of the Individual with Chronic Illness must not be the result of attempted suicide or intentionally self-inflicted injury.

We will pay the Benefits immediately after we receive written proof that the Insured is a Individual with Chronic Illness who meets the conditions described in the Rider.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

The Rider at Exercise

You may request the Rider Benefits once per twelve-month period. Your Written Request should include:

•	The Benefit amount requested; and

•	Your selection of an annual payment or monthly payments. If your request does not specify a payment option, we will pay the Benefit as an annual payment.

If you elect to receive an annual payment, we will provide you with one lump-sum payment. Your request for an annual payment cannot be less than $5,000, and can never be greater than the Maximum Annual Benefit Amount. The Maximum Annual Benefit Amount is the lesser of:

•	The Annual Per Diem Limitation; or

•	The Reduction Factor times the Eligible Accelerated Annual Death Benefit The Reduction Factor is equal to (a) + (b) ÷(c) where

(a)	is 100% of the Policy’s Cash Surrender Value;

(b)	is the Chronic Illness Risk Factor times the result of the Death Benefit minus the greater of zero or the Policy’s Accumulated Value; and

(c)	is the Death Benefit.

The Eligible Accelerated Annual Death Benefit is the lesser of:

•	24% of the Initial Eligible Amount; or

•	The excess of the Maximum Lifetime Accelerated Death Benefit over the Total Accelerated Death Benefit; or

•	The Death Benefit.

The Chronic Illness Risk Factor is based on the Insured’s Age, gender and Risk Class, as well as the Accelerated Death Benefit Interest Rate and a mortality table for disabled lives we declare.

The Accelerated Death Benefit Interest Rate will not exceed the greater of:

•	the current yield on the 90-day Treasury bill; or

•	the maximum fixed annual rate of 8% in arrears or a variable rate determined in accordance with the National Association of Insurance Commissioners Policy Loan Interest Rate Model.

When you exercise the Rider, we will send you a statement demonstrating the effect of exercising the Rider on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

At the time of each Benefit payment, we will:

•

Verify that the Policy is not in the Grace Period. If it is in the Grace Period, we will reduce the Benefit payment by the amount needed to pay any Monthly Deduction required to keep the Policy in Force;

•	Limit the Benefit to the Maximum Annual or Maximum Monthly Benefit Amount, as applicable;

•	Calculate the amount payable upon request under this Rider (the “Chronic Illness Benefit Proceeds”);

•	Reduce the Policy and Rider values as described in the Rider; and

•

Send you an endorsement to the Policy, which will include a statement of the effect of the Benefit payment on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

If your Policy has an accidental death rider, the accidental death benefit amount is not eligible for acceleration under this Rider.

Your Policy After Exercising the Rider

When you exercise the Rider and we make a Benefit payment, the following values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

•	the Total Face Amount;

•	the Accumulated Value;

•	the Surrender Charge for each Coverage Layer;

•	For Policies with Death Benefit Option C, the sum of the premiums less withdrawals; and

•	For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

The Acceleration Percentage equals (a ÷ b) where:

a = the Chronic Illness Benefit; and

b = the Reduction Factor multiplied by the Death Benefit on the date of each benefit payment.

If you have allocations to the Fixed Options, the sum of your Policy’s Fixed Account Values will be reduced by an amount equal to the Acceleration Percentage multiplied by the Fixed Account Values prior to the Benefit payment.

We will reduce your Policy Debt, Loan Account and Loan Account Value on the date of a Benefit payment by an amount equal to their respective values prior to the Benefit payment multiplied by the Acceleration Percentage.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following a Benefit payment.

Your Policy’s Alternate Accumulated Value, if any, will be reduced by an amount equal to the Acceleration Percentage multiplied by the Alternate Accumulated Value prior to a Benefit payment.

Your Policy’s Cash Surrender Value and Net Cash Surrender Value following a Benefit payment will be calculated according to the terms of the Policy.

Other Effects on the Policy

After we make the initial Benefit payment under the Rider:

•	You can change your Death Benefit Option, but only to Death Benefit Option A;

•	We will not allow any requested increases in benefits under the Policy or any Riders; and

•	We will discontinue the Automated Income Option or any other systematic distribution program in effect.

The Riders After Exercising the Premier Living Benefits Rider

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. The charges may be affected by the reduction in benefits and policy values. In addition:

•	Face Amounts for any term insurance rider on the Insured will be reduced as the Policy’s Total Face Amount is reduced;

•	For any no-lapse guarantee rider using no lapse guarantee premiums, the no-lapse premium will be reduced on the date of each benefit payment;

•	For policies with overloan protection riders, the riders will terminate at the time the first Benefit proceeds are paid;

•

For policies with any minimum earnings benefit riders, Alternate Accumulated Value will be reduced by an amount equal to the Alternate Accumulated Value prior to the Benefit payment multiplied by the Acceleration Percentage;

•	For policies for with an indexed fixed account, the sum of the Policy’s Fixed, Variable and Indexed Accumulated Values will be reduced on the date of the claim for Benefits.

Accelerated Death Benefits may affect your eligibility for, or amount of, other benefits provided by federal, state or local government. Payments of Accelerated Death Benefits provided by the Rider are intended to qualify as death benefits under section 101(g) of the Tax Code. You should consult with your personal tax advisor before requesting any accelerated death benefit payments.

The Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

•	Your Written Request;

•	Acceleration of any part of the Policy’s Death Benefit because of the Insured’s terminal illness;

•	When you have accelerated the maximum amount of Death Benefit that can be accelerated under the Rider, as shown in the Policy Specifications;

•	Exercise of an overloan protection rider;

•	When the Rider or the Policy terminate; or

•	When you notify us of the Insured’s death.

If your Policy lapses and is reinstated, you may reinstate the Rider.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit, cost of insurance charges and other Policy values. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

Accelerated Death Benefit Rider for Terminal Illness

Provides the Policy Owner with prepayment of a portion of the Death Benefit (the “Terminal Illness Benefit” or “Benefit”) when we receive written proof that the Insured has been certified by a Licensed Physician as having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less.

There is no additional cost for the rider. However, if you choose to exercise the Rider, at the time we pay the Rider Benefit, we will reduce your Policy’s Death Benefit by an amount greater than the Benefit payment itself, as described in the Rider. Other Policy values, including but not limited to, Surrender Value, Accumulated Value and Face Amount will be reduced pro rata.

You may opt out of the Rider at any time after the Policy is issued. There is no charge for opting out of the Rider.

Rider Terms

Eligible Coverage – the portion of the Policy Face Amount that will qualify for determining the Terminal Illness Benefit under the Terminal Illness Benefit Rider. Your Policy’s Eligible Coverage is listed in the Policy Specifications under the Terminal Illness Rider. It does not include any insurance on the life of anyone other than the Insured and any other rider on the Insured.

Individual with Terminal Illness – means the Insured has been certified in writing by a Licensed Physician to have Terminal Illness that is reasonably expected to result in a life expectancy of 12 months or less from the date of Written Request.

Licensed Physician – a physician licensed and residing in the United States. The Licensed Physician cannot be you or an immediate family member.

Terminal Illness – is a medical condition that is reasonably expected to result in a life expectancy of 12 months or less.

Eligibility Conditions

To receive the Rider Benefits, you must satisfy the following conditions:

•

You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Individual with Terminal Illness;

•	Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

•	The illness of the Individual with Terminal Illness must not be the result of attempted suicide or intentionally self-inflicted injury;

•	If your Policy is a last survivor policy, it will only be eligible for a Terminal Illness Benefit after the death of the first Insured and only if the survivor is a Individual with Terminal Illness.

The Terminal Illness Benefit will be payable when we receive written certification from a Licensed Physician that the Insured is a Individual with Terminal Illness and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Insured’s conditions at our expense. If this opinion differs from that of the Insured’s Licensed Physician, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

The Terminal Illness Benefit will not be payable if the law requires the Benefit to meet creditor claims or a government agency requires the Benefit for application or maintenance of a government benefit or entitlement.

The Premier Living Benefits Rider will terminate when we receive a Written Request for the Terminal Illness Benefit under this Rider.

If your Policy has an accidental death benefit rider, the accidental death benefit amount is not eligible for acceleration under the terms of this Rider.

The Rider at Exercise

You may submit your Written Request for benefits under the Rider, including the amount of Terminal Illness Benefit requested, when the Insured qualifies as a Individual with Terminal Illness and meets the eligibility conditions.

When we make the benefit payment we will:

•	Limit the benefit to the lesser of 75% of the Eligible Coverage or $250,000;

•	Calculate the Terminal Illness Benefit Proceeds, as described below; and

•	Reduce Policy and Rider values.

Calculating the Benefit Under the Rider

The Terminal Illness Benefit Proceeds is the amount payable under the Rider. It is a one-time payment equal to the Terminal Illness Benefit multiplied by (a) and reduced by (b) and (c) where:

(a)	the Terminal Illness Reduction Factor;

(b)	Policy Debt multiplied by the Acceleration Percentage; and

(c)	a processing charge, guaranteed not to exceed $100.

If the Insured dies within 30 days of payment of the Terminal Illness Benefit Proceeds, we will refund the amounts defined in (a) and (c) above.

The Terminal Illness Reduction Factor is equal to (a) x (b) where:

(a)	equals 1; and

(b)	equals 1 plus the Accelerated Death Benefit Interest Rate.

The Accelerated Death Benefit Interest Rate will not exceed the greater of:

•	the current yield on the 90-day Treasury Bill; or

•	the maximum fixed annual rate of 8% in arrears or a variable rate determined in accordance with the National Association of Insurance Commissioners Policy Loan Interest Rate Model.

We pay the Terminal Illness Benefit as a lump sum. It is guaranteed never to be less than $500 or 25% of your Policy’s Face Amount. We will pay the Terminal Illness Proceeds once per Policy.

If you send us Written Notice that the Insured has died before we have paid the Terminal Illness Benefit, we will not make the payment. However, if we pay the Terminal Illness Benefit before we receive Written Notice of the Insured’s death, the payment will be effective and we will reduce the Death Benefit Proceeds payable under the Policy.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

When you exercise the Rider, we will send you a statement demonstrating the effect of exercising the Rider on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

At the time of each Benefit payment, we will:

•	Calculate the amount payable upon request under this Rider (the “Terminal Illness Benefit Proceeds”);

•	Reduce the Policy and Rider values as described in the Rider; and

•

Send you an endorsement to the Policy, which will include a statement of the effect of the Benefit payment on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

If your Policy has an accidental death rider, the accidental death benefit amount is not eligible for acceleration under the Rider.

If you request another transaction on the same day as a Terminal Illness Benefit is paid, we will process the Terminal Illness Benefit Proceeds after we have processed the other requested transactions.

Your Policy After Exercising the Rider

When you exercise the Rider and we make a Benefit payment, Policy values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

•	the Total Face Amount;

•	the Accumulated Value;

•	For Policies with Death Benefit Option C, the sum of the premiums less withdrawals; and

•	For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

The Acceleration Percentage equals (a ÷ b) where:

a = the Terminal Illness Benefit; and

b = the Eligible Coverage on the date of each Benefit payment.

Your Policy’s Total Face Amount will be reduced by an amount equal to the Acceleration Percentage multiplied by the Total Face Amount prior to the benefit payment.

The Policy’s Death Benefit and Accumulated Value will continue to be calculated in accordance with the terms of the Policy.

If you have allocations to the Fixed Options, the sum of your Policy’s Fixed Account Values will be reduced by an amount equal to the Acceleration Percentage multiplied by the Fixed Account Values prior to the Benefit payment.

We will reduce your Policy Debt, Loan Account and Loan Account Value on the date of a Benefit payment by an amount equal to their respective values prior to the Benefit payment multiplied by the Acceleration Percentage.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following the Benefit payment.

Your Policy’s Cash Surrender Value and Net Cash Surrender Value following the Benefit payment will be calculated according to the terms of the Policy.

The Riders After Exercising the Terminal Illness Rider

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. The charges may be affected by the reduction in benefits and policy values. In addition:

•	Face Amounts for any term insurance rider on the Insured will be reduced as the Policy’s Total Face Amount is reduced;

•	For any no-lapse guarantee rider using no lapse guarantee premiums, the no-lapse premium will be reduced on the date of each Benefit payment;

•	For any no-lapse guarantee rider using no-lapse guarantee value, the no-lapse guarantee value will be reduced on the date of each Benefit payment;

•	For policies with overloan protection riders, the rider will terminate at the time the first Terminal Illness Benefit proceeds are paid;

•

For policies with any minimum earnings benefit riders, Alternate Accumulated Value will be reduced by an amount equal to the Alternate Accumulated Value prior to the benefit payment multiplied by the Acceleration Percentage.

Terminal Illness Benefit Accelerated Death Benefits may affect your eligibility for, or amount of, other benefits provided by federal, state or local government. Payments of Accelerated Death Benefits provided by the Rider are intended to qualify as death benefits under section 101(g) of the Tax Code. You should consult with your personal tax advisor before requesting any accelerated death benefit payments.

The Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

•	Your Written Request;

•	The date the Benefit under the Rider are paid;

•	Exercise of an overloan protection rider;

•	When the Rider or the Policy terminate; or

•	When you notify us of Insured’s death.

If your Policy lapses and is reinstated, you may reinstate the Rider.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit, cost of insurance charges and other Policy values. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

15-40992-00

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C: OTHER INFORMATION

Item 26. Exhibits

(1)	(a)	Resolution of the Board of Directors of the Depositor dated November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993.[1]

	(b)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.[1]

(2)	Inapplicable

(3)	(a)	Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD)[16]

	(b)	Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers[1]

	(c)	Distribution Agreement Between Pacific Select Distributors, Inc. and T. Rowe Price Investment Services, Inc.[3]

(4)	(a)	Flexible Premium Variable Life Insurance Policy[13]

	(b)	Accelerated Living Benefit Rider (form R92-ABR)[1]

	(c)	Spouse Term Rider (form R08RTA)[11]

	(d)	Children’s Term Rider (form R84-CT)[1]

	(e)	Accidental Death Benefit (form R84-AD)[1]

	(f)	Disability Benefit Rider (form R84-DB)[1]

	(g)	Waiver of Charges (form R08WC)[11]

	(h)	Guaranteed Insurability Rider (form R84-GI)[1]

	(i)	Annual Renewable Term Rider (form R08RTP)[11]

	(j)	Surrender Value Enhancement Rider — Individual (form R08SEI)[11]

	(k)	Surrender Value Enhancement Rider — Trust/Executive Benefit (form R08SET)[11]

	(l)	Short Term No Lapse Guarantee Rider (form R04PNL)[9]

	(m)	Overloan Protection Rider (form R08OLP)[11]

	(n)	Minimum Earnings Benefit Rider (form R06MEB)[10]

	(o)	Guaranteed Minimum Distribution III Rider (form R08GMD)[11]

	(p)	SVER Term Insurance Rider (form R09SVERI)[12]

	(q)	SVER Term Insurance Rider — Trust/Executive Benefit (form R09SVERT)[12]

	(r)	Indexed Fixed Account Rider (form R091AR)[13]

	(s)	Accelerated Death Benefit Rider for Terminal Illness (form ICC12-R12TIV)[19]

	(t)	Accelerated Death Benefit Rider for Chronic Illness (form ICC12-R12CIV)[19]

(5)	Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire[12]

(6)	(a)	Bylaws of Pacific Life Insurance Company[1]

	(b)	Articles of Incorporation of Pacific Life Insurance Company[1]

	(c)	Restated Articles of Incorporation of Pacific Life Insurance Company[4]

	(d)	Bylaws of Pacific Life Insurance Company As Amended Effective September 1, 2005[4]

(7)	Form of Reinsurance Contract[1]

(8)	(a)	Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund[1]

	(b)	Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III)[2]

	(c)	Service Contract with Fidelity Distributors Corporation[2]

	(d)	Participation Agreement with Merrill Lynch Variable Series Fund, Inc.[3]

	(e)	Administrative Services Agreement with FAM Distributors, Inc.[2]

	(f)	Participation Agreement with T. Rowe Price Equity Series, Inc.[3]

	(g)	Administrative Services Agreement with T. Rowe Price Associates, Inc.[3]

	(h)	Participation Agreement with Van Eck Worldwide Insurance Trust[3]

	(i)	Service Agreement with Van Eck Securities Corporation[2]

	(j)	Participation Agreement between Pacific Life, PSD, American Funds Insurance Series, American Funds Distributors and Capital Research And Management Company[3]

	(k)	Participation Agreement with Janus Aspen Series[5]

	(l)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC[5]

	(m)	Administrative Services Agreement with Janus Distributors LLC[5]

	(n)	Participation Agreement with Lazard Retirement Series, Inc.[5]

	(o)	Service Agreement with Lazard Asset Management Securities LLC[5]

	(p)	Participation Agreement with Legg Mason Partners III[5]

	(q)	Service Agreement with Legg Mason Investor Services, LLC[5]

	(r)	Participation Agreement with MFS Variable Insurance Trust[5]

(1) First Amendment to Participation Agreement[17]

(2) Second Amendment to Participation Agreement[17]

	(s)	Service Agreement with Massachusetts Financial Services Company[5]

	(t)	Participation Agreement with GE Investments Funds, Inc.[14]

	(u)	Service Agreement with GE Investments Funds, Inc.[14]

	(v)	Participation Agreement with Franklin Templeton Variable Insurance Products Trust [14]

(1) First Amendment to Participation Agreement[14]

(2) Second Amendment to Participation Agreement[17]

	(w)	Administrative Services Agreement with Franklin Templeton Services, LLC [14]

(1) First Amendment to Administrative Services Agreement[14]

	(x)	(1) Form of Amendment to Fidelity Distributors Corporation Participation Agreement[6]

(2) Form of Second Amendment to Fidelity Distributors Corporation Participation Agreement[20]

	(y)	Form of Amendment to Fidelity Investments Institutional Operations Company, Inc. Service Agreement[7]

	(z)	Form of Amendment to Fidelity Distributors Corporation Service Contract[8]

	(aa)	Distribution and Services Agreement (Amended and Restated) with GE Investment Distributors, Inc.[14]

	(bb)	Lord Abbett Fund Participation Agreement[15]

	(cc)	Lord Abbett Series Fund, Inc. Service Agreement[15]

	(dd)	Lord Abbett Series Fund, Inc. Administrative Services Agreement[15]

	(ee)	Royce Fund Services, Inc. Fund Participation Agreement[15]

	(ff)	Royce Fund Services, Inc. Service Agreement[15]

	(gg)	Participation Agreement with PIMCO Variable Insurance Trust[17]

(1) First Amendment to Participation Agreement[17]

(2) Second Amendment to Participation Agreement[17]

	(hh)	Services Agreement with PIMCO LLC[17]

	(ii)	Selling Agreement with Allianz Global Investors Distributors LLC[17]

	(jj)	Form of American Century Investment Services, Inc. Participation Agreement[20]

	(kk)	Form of American Century Investment Services, Inc. Administrative Services Agreement[20]

	(ll)	Form of AIM Variable Insurance Funds Participation Agreement[18]

(1) First Amendment to Participation Agreement[20]

	(mm)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement[18]

	(nn)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement[18]

(9)	Inapplicable

(10)	Inapplicable

(11)	Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered[11]

(12)	Inapplicable

(13)	Inapplicable

(14)	a) Consent of Registered Public Accounting Firm[20]

b) Consent of Independent Auditors[20]

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum Describing Issuance, Transfer and Redemption Procedures[20]

(18)	Power of Attorney[20]

[1]	Filed as part of Registration Statement on Form N-6 via EDGAR on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

[2]	Filed as part of Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 via EDGAR on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054.

[3]	Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 via EDGAR on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

[4]	Filed as part of Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 via EDGAR on December 6, 2005, File No. 333-118913, Accession Number 0000892569-05-001150.

[5]	Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

[6]	Filed as Exhibit 8(y) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

[7]	Filed as Exhibit 8(z) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

[8]	Filed as Exhibit 8(aa) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

[9]	Filed as Exhibit 4(q) as part of Post-Effective Amendment No. 21 to the Registration Statement on Form N-6 via EDGAR on March 1, 2004, File No. 333-60461, Accession Number 0001193125-04-032150.

[10]	Filed as Exhibit 4(x) as part of Post-Effective Amendment No. 28 to the Registration Statement on Form N-6 via EDGAR on December 23, 2007, File No. 333-60461, Accession Number 0000892569-05-001357.

[11]	Filed as part of the Registration Statement on Form N-6 via EDGAR on April 4, 2008, File No. 333-150092, Accession Number 0000892569-08-000513.

[12]	Filed as part of the Registration Statement on Form N-6 via EDGAR on February 13, 2009, File No. 333-150092, Accession Number 0000892569-09-000078.

[13]	Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on January 29, 2010, File No. 333-150092, Accession Number 0000950123-10-006279.

[14]	Filed as part of the Registration Statement on Form N-6 via EDGAR on April 26, 2010, File No. 333-150092, Accession Number 0000950123-10-038286.

[15]	Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-150092, Accession Number 0000950123-10-086791.

[16]	Filed as part of the Registration Statement on Form N-6 via EDGAR on May 27, 2011, File No. 333-172851, Accession Number 0000950123-11-054590.

[17]	Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2011, File No. 333-150092, Accession Number 0000950123-11-036421.

[18]	Filed as part of the Registration Statement on Form N-4 via EDGAR on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559.

[19]	Filed as part of the Registration Statement on Form N-6 via EDGAR on May 29, 2012, File No. 333-172851, Accession Number 0001193125-12-250623.

[20]	Filed as part of the Registration Statement on Form N-6 via EDGAR on April 23, 2012, File No. 333-150092, Accession Number 000950123-12-006370.

Item 27. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
James T. Morris	Director, Chairman and Chief Executive Officer
Khanh T. Tran	Director and President
Adrian S. Griggs	Executive Vice President and Chief Financial Officer
Sharon A. Cheever	Director, Senior Vice President and General Counsel
Jane M. Guon	Director, Vice President and Secretary
Michael A. Bell	Executive Vice President
Edward R. Byrd	Senior Vice President and Chief Accounting Officer
Denis P. Kalscheur	Senior Vice President and Treasurer
Brian D. Klemens	Vice President and Controller

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 28. Persons Controlled by or Under Common Control with Pacific Life Insurance Company (Pacific Life) or Pacific Select Exec Separate Account.

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES

LEGAL STRUCTURE

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, Inc.	California	100
Pacific Select, LLC	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC#	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
CW Atlanta, LLC	Delaware	100
City Walk Towers, LLC	Delaware	100
Kierland One, LLC	Delaware	100
Kinzie Member, LLC	Delaware	100
Parcel B Owner LLC	Delaware	88
Kinzie Parcel A Member, LLC	Delaware	100
Parcel A Owner LLC	Delaware	90
PL/KBS Fund Member, LLC	Delaware	100
KBS/PL Properties, L.P.#	Delaware	99.9
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
Sedona Golf Club, LLC	Delaware	100
Glenoaks Golf Club, LLC	Delaware	100
Polo Fields Golf Club, LLC	Delaware	100
PL Regatta Member, LLC	Delaware	100
Pacific Asset Loan LLC	Delaware	100
PL Vintage Park Member, LLC	Delaware	100
PL Broadstone Avena Member, LLC	Delaware	100
PAR Industrial LLC	Delaware	100
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Life Fund Advisors LLC	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Mezzanine Associates L.L.C.	Delaware	67
Pacific Mezzanine Investors L.L.C.#	Delaware	100
Pacific Global Advisors LLC	Delaware	100
Pacific Services Canada Limited	Canada	100
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition 4063 LLC	Delaware	100
ACG Acquisition 4084 LLC	Delaware	100
ACG Acquisition Ireland III Limited	Ireland	100
ACG Acquisition Ireland V Ltd.	Ireland	100
ACG Acquisition 4658 LLC	Delaware	100
ACG Acquisition 2688 LLC	Delaware	100
Aviation Capital Group Singapore Pte. Ltd.	Singapore	100
ACG International Ltd.	Bermuda	100
ACG Capital Partners Singapore Pte. Ltd.	Singapore	50
ACG Capital Partners LLC	Delaware	100
ACG Acquisition VI LLC	Nevada	50
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust	Delaware	100
ACG Acquisition XV LLC	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition (Bermuda) Ltd.	Bermuda	100
ACG Acquisition Ireland Limited	Ireland	100
ACG Acquisition Labuan Ltd.	Labuan	100
ACG Acquisitions Sweden AB	Sweden	100
ACG Acquisition XXI LLC	Delaware	100
ACG Trust 2004 -1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG 2004-1 Bermuda Limited	Bermuda	100
ACG Acquisition 2004-1 Ireland Limited	Ireland	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
ACG Acquisition Ireland II Limited	Ireland	100
ACG Acquisition (Bermuda) II Ltd.	Bermuda	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition XXX LLC	Delaware	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 32 LLC	Delaware	100
ACG Acquisition 33 LLC	Delaware	100
ACG Acquisition 36 LLC	Delaware	100
ACG Acquisition 39 LLC	Delaware	100
ACGFS LLC	Delaware	100
ACG Acquisition 35 LLC	Delaware	100
Boullioun Aviation Services Inc.	Washington	100
Boullioun Aircraft Holding Company, Inc.	Washington	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG ECA Bermuda Limited	Ireland	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN V LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 169 LLC	Delaware	100
ACG Acquisition 30271 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30289 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
0179 Statutory Trust	Connecticut	100
ACG Acquisition 30277 LLC	Delaware	100
Bellevue Aircraft Leasing Limited	Ireland	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Cyprus) Ltd.	Cyprus	100
ACG Acquisition (Bermuda) III Ltd.	Bermuda	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
ACG Acquisition 2987 LLC	Delaware	100
ACG Acquisition Aruba NV	Aruba	100
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Ireland Limited	Ireland	100
ACG Acquisition 30288 LLC	Delaware	100
ACGCP Acquisition 979 LLC	Delaware	100
ACG Trust 2009-1 Holding LLC	Delaware	100
ACG Funding Trust 2009-1	Delaware	100
ACG Acquisition 29677 LLC	Delaware	100
ACG Acquisition 4913 LLC	Delaware	100
ACG Acquisition 4941 LLC	Delaware	100
ACG Acquisition 4942 LLC	Delaware	100
ACG Acquisition 4891 LLC	Delaware	100
ACG Acquisition 5047 LLC	Delaware	100
ACG Acquisition 5048 LLC	Delaware	100
ACG Acquisition 5063 LLC	Delaware	100
ACG Acquisition 5136 LLC	Delaware	100
ACG Acquisition 38105 LLC	Delaware	100
ACG Acquisition 38106 LLC	Delaware	100
ACG Acquisition 4864 LLC	Delaware	100
ACG Acquisition 4883 LLC	Delaware	100
ACG Acquisition 5096 LLC	Delaware	100
ACG Acquisition 5193 LLC	Delaware	100
ACG Acquisition 5278 LLC	Delaware	100
ACG Acquisition 5299 LLC	Delaware	100
ACG Acquisition 38884 LLC	Delaware	100
ACG Acquisition 38885 LLC	Delaware	100
ACG Acquisition 39891 LLC	Delaware	100
ACG Acquisition 40547 LLC	Delaware	100
0168 Statutory Trust	Connecticut	100
ACG ECA Ireland Limited	Ireland	100
ACG Bermuda Leasing Limited	Bermuda	100
ACG Acquisition BR 2012-10A LLC	Delaware	100
ACG Acquisition BR 2012-10B LLC	Delaware	100
ACG Acquisition BR 2012-11 LLC	Delaware	100
ACG Acquisition BR 2013-02 LLC	Delaware	100
Pacific Asset Funding, LLC	Delaware	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re Holdings Limited	U.K.	100
Pacific Life Re Services Limited	U.K.	100
Pacific Life Re Limited	U.K.	100
Pacific Alliance Reinsurance Ltd.	Bermuda	100
Pacific Life Reinsurance (Barbados) Limited	Barbados	100
Pacific Alliance Excess Reinsurance Company	Vermont	100

# = Abbreviated	structure

Item 29. Indemnification

(a)	The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 30. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account A, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 31. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 32. Management Services

Not applicable

Item 33. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 15 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California on the day of August 1, 2012.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Name	Title	Date

James T. Morris*	Director, Chairman and Chief Executive Officer	August 1, 2012

Khanh T. Tran*	Director and President	August 1, 2012

Adrian S. Griggs*	Executive Vice President and Chief Financial Officer	August 1, 2012

Sharon A. Cheever*	Director, Senior Vice President and General Counsel	August 1, 2012

Jane M. Guon*	Director, Vice President and Secretary	August 1, 2012

Michael A. Bell*	Executive Vice President	August 1, 2012

Edward R. Byrd*	Senior Vice President and Chief Accounting Officer	August 1, 2012

Denis P. Kalscheur*	Senior Vice President and Treasurer	August 1, 2012

Brian D. Klemens*	Vice President and Controller	August 1, 2012

*By:	/S/ SHARON A. CHEEVER	August 1, 2012
Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No.14 of the Registration Statement as filed on Form N-6 for Select Exec Separate Account, File No. 333-150092, Accession No. 0000950123-12-006370, filed on April 23, 2012, Exhibit 18.)